Changes in accounting policies (Details) - EUR (€) € in Millions		Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets		€ 39,450		€ 36,433
- of which: Financial assets available for sale	[1]			207
- of which: Other current financial assets		300		316
- of which: Trade and other receivables		14,101	€ 14,156	15,421
- of which: Other current assets		2,258		1,573
Non-current assets		78,628		78,172
- of which: Equity-accounted investments		7,044		3,511	€ 4,040
- of which: Deferred tax assets		3,931		4,078
Current liabilities		28,382		24,735
- of which: Trade and other payables		16,747		16,748
Non-current liabilities		38,859		42,027
- of which: Deferred tax liabilities		4,272		5,900
Shareholders' equity		€ 51,073		48,079	53,086	€ 57,409
Previously stated [Member]
Current assets			35,634
- of which: Financial assets held for trading			6,219
- of which: Other current financial assets			316
- of which: Trade and other receivables			14,156
- of which: Other current assets			2,039
Non-current assets			79,140
- of which: Intangible assets			3,012
- of which: Equity-accounted investments			3,474	3,511	€ 4,040
- of which: Other investments			900
- of which: Deferred tax assets			4,315
Current liabilities			24,622
- of which: Trade and other payables			15,305	€ 16,748
- of which: Other current liabilities			2,845
Non-current liabilities			42,064
- of which: Deferred tax liabilities			5,937
Shareholders' equity			48,324
As reported [Member]
Current assets			36,433
- of which: Financial assets held for trading			6,012
- of which: Financial assets available for sale			207
- of which: Other current financial assets			316
- of which: Trade and other receivables			15,421
- of which: Other current assets			1,573
Non-current assets			78,172
- of which: Intangible assets			2,925
- of which: Equity-accounted investments			3,511
- of which: Other investments			219
- of which: Deferred tax assets			4,078
Current liabilities			24,735
- of which: Trade and other payables			16,748
- of which: Other current liabilities			1,515
Non-current liabilities			42,027
- of which: Deferred tax liabilities			5,900
Shareholders' equity			48,079
Increase (decrease) due to changes in accounting policy [member]
Current assets			(799)
- of which: Financial assets held for trading			207
- of which: Financial assets available for sale			(207)
- of which: Trade and other receivables			(1,265)
- of which: Other current assets			466
Non-current assets			968
- of which: Intangible assets			87
- of which: Equity-accounted investments			(37)
- of which: Other investments			681
- of which: Deferred tax assets			237
Current liabilities			(113)
- of which: Trade and other payables			(1,443)
- of which: Other current liabilities			1,330
Non-current liabilities			37
- of which: Deferred tax liabilities			37
Shareholders' equity			245
Increase (decrease) due to changes in accounting policy [member] | IFRS 9 [Member]
Current assets			(427)
- of which: Trade and other receivables			(427)
Non-current assets			721
- of which: Equity-accounted investments			(31)
- of which: Other investments			681
- of which: Deferred tax assets			71
Shareholders' equity			294
Increase (decrease) due to changes in accounting policy [member] | IFRS 15 [Member]
Current assets			(372)
- of which: Trade and other receivables			(372)
Non-current assets			247
- of which: Intangible assets			87
- of which: Equity-accounted investments			(6)
- of which: Deferred tax assets			166
Current liabilities			(113)
- of which: Trade and other payables			(113)
Non-current liabilities			37
- of which: Deferred tax liabilities			37
Shareholders' equity			(49)
Increase (decrease) due to changes in accounting policy [member] | Reclassification [Member]
- of which: Financial assets held for trading			207
- of which: Financial assets available for sale			(207)
- of which: Trade and other receivables			(466)
- of which: Other current assets			466
- of which: Trade and other payables			(1,330)
- of which: Other current liabilities			€ 1,330

[1]	Income or expense were recognized in the profit and loss account within “Finance income (expense)”.